Schedule of Property and Equipment Estimated Useful Lives (Details)	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Leasehold Industrial Property [Member]	Leasehold Industrial Property [Member]
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Expected useful lives	3 years	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Expected useful lives	3 years	3 years
Renovations [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Expected useful lives	5 years	5 years